Capital Stock, Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Capital Stock Options And Warrants Tables
Schedule of option and warrant
	Number of Common Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Years)
Balance January 1, 2016	7,820,000	$0.0100	5.76
Exercises	(20,000)	$0.0500
Forfeitures	(600,000)	$0.0150
Balance December 31, 2016	7,200,000	$0.0095	4.40
Grants	900,000	$0.0900
Exercises	(200,000)	$0.0050
Forfeitures	(200,000)	$0.0050
Balance December 31, 2017	7,700,000	$0.0190	3.64
Vested at December 31, 2017	7,100,000	$0.0130	3.53